Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

At December 31,	2018	2019
At cost:
Land	$345	$339
Buildings	25,415	24,978
Machinery and equipment	292	395
Leasehold improvements	5,785	5,944
Furniture and fixtures	220	245
Motor vehicles	288	274
Total	32,345	32,175
Less: accumulated depreciation	(4,971)	(6,247)
Construction in process	68	22
Net book value	$27,442	$25,950

Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex)
Schedule of Minimum Rental Payments To Be Received	At December 31, 2019, scheduled minimum rental payments to be received for buildings leased to others were $12,157 and the lease term expires in 2030.

At December 31,	Minimum rental payments
2020	$957
2021	973
2022	1,053
2023	1,053
2024 and thereafter	8,121
Total	$12,157